Schedule of right of use asset (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (2,385)	$ (2,550)
Right-of-use assets, net	3,794	3,501
Building [Member]
Property, Plant and Equipment [Line Items]
Equipment, motor vehicles and other	5,849	5,792
Equipment Vehicles And Other [Member]
Property, Plant and Equipment [Line Items]
Equipment, motor vehicles and other	$ 330	$ 259